Basis of presentation	12 Months Ended
Mar. 29, 2014
Accounting Policies [Abstract]
Basis of presentation
1.	Basis of presentation:

These consolidated financial statements, which include the accounts of the Canadian parent company Birks Group and its wholly-owned subsidiary, Mayor’s Jewelers, Inc. (“Mayors”), are reported in U.S. dollars and in accordance with accounting principles generally accepted in the U.S. These principles require management to make certain estimates and assumptions that affect amounts reported and disclosed in the financial statements and related notes. The most significant estimates and judgments include assessing the valuation of inventories, accounts receivable, deferred tax assets, the recoverability of long-lived assets and the substantial doubt assessment of the going concern assumption. Actual results could differ from these estimates. Periodically, the Company reviews all significant estimates and assumptions affecting the financial statements relative to current conditions and records the effect of any necessary adjustments. All significant intercompany accounts and transactions have been eliminated upon consolidation.

Future operations

These financial statements have been prepared on a going concern basis in accordance with generally accepted accounting principles in the U.S. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company’s ability to fund its operations and meet its cash flow requirements in order to fund its operations is dependent upon its ability to maintain specified excess availability levels under its senior secured revolving credit facilities as described in note 6 and amended subsequent to year end, including finalizing the Recapitalization Plan, as described in note 16.

Under the terms of the amendments to the senior secured credit facilities which were agreed to in June 2014 and further modified in July 2014, (refer to note 16), the Company is required to finalize and complete a recapitalization transaction by February 2015, which includes the closing of permanent financing, equity infusion and/or restructuring acceptable to the lenders (“Recapitalization Plan”). If the Company does not complete the Recapitalization Plan, then an additional reserve of up to $2.5 million may be established by the lenders reducing availability under the senior secured credit facilities. There has been no monetary thresholds established by the lenders for the Recapitalization Plan and although the Company is actively engaged in developing the Recapitalization Plan, currently, it does not have any commitments for financing under the Recapitalization Plan. Any Recapitalization Plan will need to be reviewed and approved by the Company’s Board of Directors and its lenders. In addition, the successful completion of the Recapitalization Plan is not within the Company’s control.

As part of the amendments, the Company also agreed that deviations of greater than 10% (increased to 12.5% if the Company successfully obtains additional financial support of Cdn$3.0 million dollars by August 30, 2014) from the cash flow projections presented to its lenders will be considered an event of default, which could result in the outstanding balances under its senior secured revolving line of credit and senior secured term loan becoming due immediately. In such an event, the Company would be unable to repay its debt which would have an impact on the Company’s ability to continue as a going concern.

As part of the amendments, the Company also agreed to obtain additional financial support of $5.0 million by August 30, 2014 in a form that is acceptable to its lenders of which a principal moratorium aggregate amount of Cdn$2.5 million obtained from Investissement Québec in June 2014 was agreed by the lenders to count towards the financial support to be obtained. Failure to obtain this financial support will result in a reduction of availability under its senior secured revolving credit facility by $125 thousand per month for each month until the financial support is obtained, which will effectively reduce the Company’s borrowing capacity under this facility and if continued for a prolonged period of time, could have a significant impact on the Company’s ability to fund its operations and meet its cash flow requirements. Although the Company has received commitments to fund the additional Cdn$3 million of financial support, the Company cannot be certain that these commitments will provide these funds by August 30, 2014.

The Company incurred a net loss of $5.8 million and negative cash flow from operating activities of $19.1 million in fiscal 2014. Due to the impact of the Company’s financial performance in fiscal 2014 and the level of capital expenditures requirements related to renewing of its store leases in Canada during the next two fiscal years, there is a possibility that its existing cash, cash generated from operations and funds available under its credit agreements could be insufficient to fund its future operations, including capital expenditures, or repay debt when it becomes due.

As a result of the above, the Company will need to raise additional funds through public or private equity or debt financing, including funding from governmental sources which may not be possible as the success of raising additional funds is beyond the Company’s control. The majority shareholder is not bound to provide this financing. The incurrence of additional indebtedness would result in increased debt service obligations and could result in operating and financing covenants that could restrict the Company’s operations. Financing may be unavailable in amounts or on terms acceptable to the Company or at all, which may have a material adverse impact on its business, including its ability to continue as a going concern.

The Company believes that it will be able to adequately fund its operations and meet its cash flow requirements for at least the next twelve months. This determination, however, could be impacted by future economic, financial and competitive factors, as well as other future events that are beyond the Company’s control. If any of the factors or events described previously result in operating performance being significantly lower than currently forecasted or if the Company’s senior lenders impose additional restrictions on its ability to borrow on the Company’s collateral or if the Company does not maintain positive excess availability under its senior secured revolving credit facilities, there could be significant uncertainty about the Company’s ability to continue as a going-concern, and its capacity to realize the carrying value of its assets and repay its existing and future obligations as they generally become due without obtaining additional financing which may not be available. These financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate.